Loans Payable - Summary Of Detailed Information About Loans Payable (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Disclosure Of Loans Payable [Line Items]
Loans Payable			$ 2,247,878
Proceeds from loans payable	$ 7,000,000	$ 5,663	10,091,220	$ 2,149,335	$ 2,153,110	$ 86,572	$ 0
Repayment of loans payable	(423,595)	$ (3,871)	(1,138,336)	$ (10,051)	(12,881)	$ 0	$ 0
Foreign exchange gain or loss			264,772
Loans Payable	11,465,534		11,465,534		2,247,878
BDC Loan [Member]
Disclosure Of Loans Payable [Line Items]
Loans Payable			2,174,540
Proceeds from loans payable			3,091,220
Repayment of loans payable			(1,102,833)
Foreign exchange gain or loss			261,598
Loans Payable	4,424,525		4,424,525		2,174,540
Other Loans [Member]
Disclosure Of Loans Payable [Line Items]
Loans Payable			73,338
Proceeds from loans payable			7,000,000
Repayment of loans payable			(35,503)
Foreign exchange gain or loss			3,174
Loans Payable	$ 7,041,009		$ 7,041,009		$ 73,338